MFS(R) Municipal Bond Fund

                      Supplement to the Current Prospectus

Effective immediately the Portfolio Manager section of the Prospectus is hereby restated as follows:

Portfolio Manager

Information regarding the portfolio manager of the fund is set forth below.

Portfolio Manager                  Primary Role            Since     Title and Five Year History
Geoffrey L. Schechter            Portfolio Manager         1998      Senior  Vice  President  of MFS;  employed  in the
                                                                     investment management area of MFS since 1993.


                  The date of this Supplement is May 1, 2005.